Equity (Details) - USD ($)											1 Months Ended		6 Months Ended
		Jul. 20, 2026	Jul. 06, 2026	Jun. 30, 2026	Apr. 06, 2026	Mar. 20, 2026	Feb. 04, 2026	Aug. 31, 2025	Jun. 09, 2025	Jan. 03, 2025	Jun. 30, 2026	May 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Jan. 09, 2026	Dec. 31, 2025	Jul. 31, 2025
Equity [Line Items]
Statutory reserves (in Dollars)				$ 539,506							$ 539,506		$ 539,506			$ 361,083
Stock split				1-for-200	1-for-16	1-for-16
Subsequent Event [Member]
Equity [Line Items]
Stock split			1-for-200
PRC GAAP [Member]
Equity [Line Items]
Percentage of statutory surplus reserve													50.00%
Kerui Enterprise Limited [Member] | Subsequent Event [Member]
Equity [Line Items]
Private placement		$ 103,200
Class A Ordinary Shares [Member]
Equity [Line Items]
Shares authorized	[1]			1,046,875							1,046,875		1,046,875			1,046,875
Par value (in Dollars per share)	[1]			$ 0.32							$ 0.32		$ 0.32			$ 0.32
Re-designated ordinary shares																	3,400,000
Ordinary shares, shares issued (in Shares)	[1]			1,046,390							1,046,390		1,046,390			2,000
Ordinary shares, shares outstanding (in Shares)	[1]			1,046,390							1,046,390		1,046,390			2,000
Class A Ordinary Shares [Member] | 2025 Equity Incentive Plan [Member]
Equity [Line Items]
Aggregate ordinary shares								3,000,000
Class A Ordinary Shares [Member] | Authorized Share Capital [Member]
Equity [Line Items]
Shares authorized															350,000,000
Class A Ordinary Shares [Member] | Board of Directors [Member]
Equity [Line Items]
Shares authorized				1,046,875							1,046,875		1,046,875
Par value (in Dollars per share)				$ 0.32							$ 0.32		$ 0.32
Class B Ordinary Shares [Member]
Equity [Line Items]
Shares authorized	[1]			46,875							46,875		46,875			46,875
Par value (in Dollars per share)	[1]			$ 0.32							$ 0.32		$ 0.32			$ 0.32
Re-designated ordinary shares																	12,500,000
Ordinary shares, shares issued (in Shares)	[1]			3,908							3,908		3,908			3,908
Ordinary shares, shares outstanding (in Shares)	[1]			3,908							3,908		3,908			3,908
Class B Ordinary Shares [Member] | Board of Directors [Member]
Equity [Line Items]
Shares authorized				46,875							46,875		46,875
Par value (in Dollars per share)				$ 0.32							$ 0.32		$ 0.32
Ordinary Shares [Member]
Equity [Line Items]
Re-designated ordinary shares																	15,900,000
Authorized share capital						$ 350,000
Ordinary Shares [Member] | 2025 Equity Incentive Plan [Member]
Equity [Line Items]
Ordinary shares												1,400,000
Ordinary Shares [Member] | Authorized Share Capital [Member]
Equity [Line Items]
Shares authorized									500,000,000
Authorized share capital															$ 50,000
Ordinary Shares [Member] | Board of Directors [Member]
Equity [Line Items]
Shares authorized				350,000							350,000		350,000
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares	[2]													625
Aggregate ordinary shares	[2]													438
Ordinary shares, shares issued (in Shares)					13,025,000
Ordinary shares, shares outstanding (in Shares)				13,025,000							13,025,000		13,025,000
Shares sold											196,246,521
Net proceeds											$ 21,150,000
Issuance of shares											981,261
Stock split											1-for-200
Sales agent fees											$ 2,138,887.26
Ordinary Shares [Member] | Class A Ordinary Shares [Member] | Authorized Share Capital [Member]
Equity [Line Items]
Shares authorized															3,350,000,000
Par value (in Dollars per share)															$ 0.0001
Vote per share									1
Ordinary Shares [Member] | Class A Ordinary Shares [Member] | Shareholder and Board Resolutions [Member] | Authorized Share Capital [Member]
Equity [Line Items]
Shares authorized									350,000,000
Par value (in Dollars per share)									$ 0.0001
Ordinary Shares [Member] | Class A Ordinary Shares [Member] | Board of Directors [Member]
Equity [Line Items]
Shares authorized						209,375,000
Par value (in Dollars per share)						$ 0.0016
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares issued (in Shares)					781,250
Ordinary shares, shares outstanding (in Shares)					781,250
Ordinary Shares [Member] | Class B Ordinary Shares [Member] | Authorized Share Capital [Member]
Equity [Line Items]
Shares authorized															150,000,000
Par value (in Dollars per share)															$ 0.0001
Vote per share									20
Authorized share capital															$ 350,000
Ordinary Shares [Member] | Class B Ordinary Shares [Member] | Kerui Enterprise Limited [Member] | Subsequent Event [Member]
Equity [Line Items]
Shares sold		40,000
Price per share		$ 2.58
Ordinary Shares [Member] | Class B Ordinary Shares [Member] | Shareholder and Board Resolutions [Member] | Authorized Share Capital [Member]
Equity [Line Items]
Shares authorized									150,000,000
Par value (in Dollars per share)									$ 0.0001
Ordinary Shares [Member] | Class B Ordinary Shares [Member] | Board of Directors [Member]
Equity [Line Items]
Shares authorized						9,375,000
Par value (in Dollars per share)						$ 0.0016
Ordinary Shares [Member] | IPO [Member]
Equity [Line Items]
Ordinary shares										2,000,000
Per share (in Dollars per share)										$ 4
Ordinary Shares [Member] | Private Investment [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares							202,000,000
Per share (in Dollars per share)							$ 0.16012
Statutory Reserve [Member] | PRC GAAP [Member]
Equity [Line Items]
Percentage of statutory surplus reserve													10.00%
Statutory reserves (in Dollars)				$ 539,506							$ 539,506		$ 539,506			$ 361,083

[1]	The shares are presented on a retrospective basis to give effect to the 1-for-200 share consolidation of the Company’s authorized and issued ordinary shares effective July 6, 2026, following the 1-for-16 share consolidation of the Company’s authorized and issued ordinary shares effective April 6, 2026.
[2]	The numbers of shares are presented on a retrospective basis to be adjusted to reflect the 1-for-16 share consolidation effective April 6, 2026 and the subsequent 1-for-200 share consolidation effective July 6, 2026.